6. DERIVATIVE LIABILITIES (Details-Valuation) (USD $)	1 Months Ended	12 Months Ended
	May 25, 2013	Dec. 31, 2013	Dec. 31, 2012
Embedded Conversion Feature:
Risk-free interest rate	0.30%	0.30%
Expected volatility	91.17%	123.54%
Expected life (in years)	1 year 7 months 6 days	4 years 7 months 2 days
Expected dividend yield	0.00%	0.00%
Number of shares, if converted	120,000	500,000
Fair value	$ 44,966	$ 1,650,243	$ 0